Segment Reporting - Schedule of Operations by Segment (Details) - USD ($)		9 Months Ended		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operations by Segment [Line Items]
Total Revenue		$ 5,402,806	$ 5,309,907	$ 8,402,488	$ 7,971,224
Cost of Revenue		3,071,830	3,523,831	6,276,641	5,820,183
Gross Profit		2,330,976	1,786,076	$ 2,125,847	$ 2,151,041
Heritage Distilling Segment [Member]
Schedule of Operations by Segment [Line Items]
Total Revenue	[1]	3,494,262	5,309,907
Cost of Revenue		3,018,488	3,523,831
Gross Profit		475,774	1,786,076
IP Strategy Segment [Member]
Schedule of Operations by Segment [Line Items]
Total Revenue	[2]	1,908,544
Cost of Revenue		53,342
Gross Profit		$ 1,855,202

[1]	Represented as Product Sales and Distillery Services in the condensed consolidated statement of operations.
[2]	Represented as Crypto and Related Revenue in the condensed consolidated statement of operations.